Unrealized Losses on Available-For-Sale Securities and Related Fair Value (Detail) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Schedule of Available-for-sale Securities [Line Items]
Fair value,12 months or less	$ 5,367	$ 174,964	$ 25,066
Unrealized losses, 12 months or less	208	7,230	889
Fair value, greater than 12 months	22,371	15,692	39,364
Unrealized losses, greater than 12 months	1,878	4,697	1,178
Fair value, total	27,738	190,656	64,430
Unrealized losses, total	2,086	11,927	2,067
States and political subdivisions
Schedule of Available-for-sale Securities [Line Items]
Fair value,12 months or less		4,206	0
Unrealized losses, 12 months or less		282	0
Fair value, greater than 12 months		0	7,461
Unrealized losses, greater than 12 months		0	42
Fair value, total		4,206	7,461
Unrealized losses, total		282	42
Public Utilities
Schedule of Available-for-sale Securities [Line Items]
Fair value,12 months or less		9,944	0
Unrealized losses, 12 months or less		621	0
Fair value, greater than 12 months		372	500
Unrealized losses, greater than 12 months		168	43
Fair value, total		10,316	500
Unrealized losses, total		789	43
Corporate Securities
Schedule of Available-for-sale Securities [Line Items]
Fair value,12 months or less	5,367	108,083	14,095
Unrealized losses, 12 months or less	208	5,291	850
Fair value, greater than 12 months	19,574	12,335	22,358
Unrealized losses, greater than 12 months	1,847	4,406	890
Fair value, total	24,941	120,418	36,453
Unrealized losses, total	2,055	9,697	1,740
Mortgage-backed securities
Schedule of Available-for-sale Securities [Line Items]
Fair value,12 months or less		52,731	4,495
Unrealized losses, 12 months or less		1,036	19
Fair value, greater than 12 months	2,797	2,985	6,970
Unrealized losses, greater than 12 months	31	123	162
Fair value, total	2,797	55,716	11,465
Unrealized losses, total	$ 31	1,159	181
U.S. government
Schedule of Available-for-sale Securities [Line Items]
Fair value,12 months or less			6,476
Unrealized losses, 12 months or less			20
Fair value, greater than 12 months			2,075
Unrealized losses, greater than 12 months			41
Fair value, total			8,551
Unrealized losses, total			$ 61
Public Utilities and Corporate Debt Securities
Schedule of Available-for-sale Securities [Line Items]
Fair value,12 months or less		118,027
Unrealized losses, 12 months or less		5,912
Fair value, greater than 12 months		12,707
Unrealized losses, greater than 12 months		4,574
Fair value, total		130,734
Unrealized losses, total		$ 10,486